UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (38.4%)
2	Federal Home Loan Bank Discount Notes	2.150%	12/3/18	85,000	84,995
2	Federal Home Loan Bank Discount Notes	2.193%	12/4/18	26,469	26,467
2	Federal Home Loan Bank Discount Notes	2.171%–2.181%	12/5/18	138,007	137,990
2	Federal Home Loan Bank Discount Notes	2.181%–2.197%	12/6/18	147,351	147,323
2	Federal Home Loan Bank Discount Notes	2.176%–2.207%	12/7/18	425,700	425,594
2	Federal Home Loan Bank Discount Notes	2.177%	12/11/18	78,400	78,362
2	Federal Home Loan Bank Discount Notes	2.172%	12/12/18	630,800	630,447
2	Federal Home Loan Bank Discount Notes	2.172%	12/14/18	123,000	122,916
2	Federal Home Loan Bank Discount Notes	2.183%	12/17/18	216,270	216,082
2	Federal Home Loan Bank Discount Notes	2.183%	12/18/18	250,000	249,768
2	Federal Home Loan Bank Discount Notes	2.237%–2.238%	12/26/18	474,080	473,407
2	Federal Home Loan Bank Discount Notes	2.276%	1/4/19	500,000	498,970
2	Federal Home Loan Bank Discount Notes	2.310%	1/11/19	800,000	797,984
2	Federal Home Loan Bank Discount Notes	2.338%	1/18/19	38,300	38,186
2	Federal Home Loan Bank Discount Notes	2.354%	1/23/19	1,019,250	1,015,886
	United States Treasury Bill	2.191%	12/6/18	250,000	249,955
	United States Treasury Bill	2.121%	12/13/18	948,036	947,467
	United States Treasury Bill	2.183%–2.192%	12/18/18	1,450,000	1,448,695
	United States Treasury Bill	2.217%–2.275%	12/26/18	2,950,000	2,945,722
	United States Treasury Bill	2.248%–2.250%	1/2/19	791,650	790,178
	United States Treasury Bill	2.293%	1/8/19	1,000,000	997,750
	United States Treasury Bill	2.308%	1/15/19	1,500,000	1,495,935
	United States Treasury Bill	2.184%	1/31/19	500,000	498,125
	United States Treasury Bill	2.204%–2.334%	2/7/19	1,500,000	1,493,670
	United States Treasury Bill	2.354%	2/14/19	750,000	746,475
	United States Treasury Bill	2.357%–2.359%	2/21/19	1,600,000	1,591,744
	United States Treasury Bill	2.384%	2/28/19	1,750,000	1,740,217
	United States Treasury Bill	2.337%–2.339%	3/21/19	399,000	396,199
	United States Treasury Bill	2.481%	5/9/19	1,000,000	989,320
	United States Treasury Bill	2.496%	5/16/19	500,000	494,420
	United States Treasury Bill	2.486%	5/23/19	500,000	494,160
Total U.S. Government and Agency Obligations (Cost $22,261,415)					22,264,409
Commercial Paper (30.9%)
Bank Holding Company (0.1%)
3	ABN Amro Funding USA LLC	2.369%	12/3/18	50,750	50,740
3	ABN Amro Funding USA LLC	2.359%–2.369%	1/4/19	26,750	26,690
					77,430
Finance—Auto (0.5%)
	Toyota Motor Credit Corp.	2.369%	12/5/18	35,500	35,489
	Toyota Motor Credit Corp.	2.369%	12/6/18	35,500	35,487
4	Toyota Motor Credit Corp.	2.456%	5/10/19	50,000	49,977
4	Toyota Motor Credit Corp.	2.456%	5/13/19	50,000	49,976
4	Toyota Motor Credit Corp.	2.540%	5/16/19	66,000	65,993
3,4	Toyota Motor Credit Corp.	2.595%	6/26/19	63,500	63,499
					300,421
Foreign Banks (24.7%)
3	Australia & New Zealand Banking Group Ltd.	2.399%	12/5/18	83,000	82,974
3,4	Australia & New Zealand Banking Group Ltd.	2.557%	12/14/18	250,000	250,015
3	Australia & New Zealand Banking Group Ltd.	2.368%	1/7/19	22,250	22,195

3,5	Australia & New Zealand Banking Group Ltd.	2.640%	11/20/19	250,000	249,945
3,4	Bank of Nova Scotia	2.554%	1/4/19	100,500	100,506
3,4	Bank of Nova Scotia	2.444%	2/13/19	100,000	99,984
3,4	Bank of Nova Scotia	2.487%	3/28/19	73,000	72,982
3,4	Bank of Nova Scotia	2.487%	3/28/19	85,500	85,479
3,4	Bank of Nova Scotia	2.463%	4/18/19	222,250	222,177
3,4	Bank of Nova Scotia	2.475%	4/25/19	100,000	99,965
3,4	Bank of Nova Scotia	2.585%	5/23/19	75,000	74,999
3,4	Bank of Nova Scotia	2.585%	5/28/19	109,000	108,998
	BNP Paribas SA (New York Branch)	2.170%	12/3/18	360,000	359,932
3	Canadian Imperial Bank of Commerce	2.130%	12/3/18	280,000	279,950
3,4	Canadian Imperial Bank of Commerce	2.584%	1/11/19	400,000	400,044
3,4	Canadian Imperial Bank of Commerce	2.477%	3/8/19	300,000	299,964
3,4	Canadian Imperial Bank of Commerce	2.542%	5/20/19	150,000	149,990
3,4	Commonwealth Bank of Australia	2.545%	1/24/19	200,000	200,002
3	Commonwealth Bank of Australia	2.627%	2/14/19	200,000	198,882
3,4	Commonwealth Bank of Australia	2.528%	9/6/19	108,000	107,908
3,4	Commonwealth Bank of Australia	2.524%	9/13/19	50,250	50,206
3,4	Commonwealth Bank of Australia	2.520%	9/16/19	36,000	35,956
3,4	Commonwealth Bank of Australia	2.615%	11/4/19	64,000	63,976
3,4	Commonwealth Bank of Australia	2.689%	11/22/19	64,000	64,000
	Credit Agricole Corporate & Investment Bank (New York Branch)	2.181%	12/3/18	1,171,000	1,170,778
	Credit Suisse AG (New York Branch)	2.668%	2/1/19	491,000	488,707
3	DNB Bank ASA	2.400%	1/14/19	100,000	99,694
3	DNB Bank ASA	2.688%	2/28/19	150,000	148,989
3	DNB Bank ASA	2.722%	3/1/19	11,750	11,673
3,6	HSBC Bank plc	2.568%	1/3/19	124,000	124,012
3,4	HSBC Bank plc	2.575%	1/25/19	205,750	205,773
3,4	HSBC Bank plc	2.665%	2/26/19	13,500	13,503
3,4	HSBC Bank plc	2.609%	3/29/19	82,000	82,000
	ING US Funding LLC	2.328%–2.331%	12/21/18	50,000	49,932
	Lloyds Bank plc	2.409%	12/4/18	100,000	99,977
4	Lloyds Bank plc	2.566%	12/7/18	125,000	125,001
4	Lloyds Bank plc	2.503%	1/17/19	49,000	49,001
4	Lloyds Bank plc	2.503%	1/18/19	49,000	49,001
4	Lloyds Bank plc	2.450%	2/21/19	66,500	66,497
3,4	National Australia Bank Ltd.	2.454%	4/5/19	50,000	50,000
3,4	National Australia Bank Ltd.	2.455%	4/9/19	50,000	50,000
3,4	National Australia Bank Ltd.	2.494%	5/3/19	267,000	267,011
3,4	National Australia Bank Ltd.	2.480%	5/16/19	33,500	33,499
3,4	National Australia Bank Ltd.	2.473%	5/17/19	166,500	166,497
3,4	National Australia Bank Ltd.	2.484%	6/12/19	200,000	199,998
3,4	National Australia Bank Ltd.	2.603%	8/16/19	156,000	155,997
3	Nederlandse Waterschapsbank NV	2.216%	12/3/18	95,000	94,982
3	Nederlandse Waterschapsbank NV	2.206%–2.211%	12/5/18	250,000	249,923
3	Nederlandse Waterschapsbank NV	2.201%–2.206%	12/7/18	500,000	499,785
3	Nordea Bank AB	2.287%	12/4/18	500,000	499,875
3	NRW Bank	2.201%	12/3/18	159,500	159,470
3	NRW Bank	2.201%	12/4/18	80,000	79,979
3	NRW Bank	2.201%	12/5/18	258,000	257,920
3	NRW Bank	2.201%	12/6/18	258,500	258,404
3	NRW Bank	2.201%	12/7/18	163,000	162,930
3,4	Royal Bank of Canada	2.638%	8/2/19	80,000	79,989
	Santander UK plc	2.329%	12/5/18	118,000	117,963
	Santander UK plc	2.755%	3/11/19	93,000	92,280
3	Societe Generale SA	2.171%	12/3/18	667,000	666,873

3	Sumitomo Mitsui Banking Corp.	2.725%	2/22/19	200,000	198,718
3	Sumitomo Mitsui Banking Corp.	2.761%	3/11/19	275,000	272,871
3	Svenska Handelsbanken AB	2.450%	1/18/19	200,000	199,364
3	Svenska Handelsbanken AB	2.430%	2/1/19	85,100	84,747
	Swedbank AB	2.339%	12/3/18	14,250	14,247
	Swedbank AB	2.287%	12/4/18	45,000	44,988
	Swedbank AB	2.552%	3/25/19	28,000	27,759
	Swedbank AB	2.552%	3/26/19	41,000	40,645
	Swedbank AB	2.552%	3/27/19	55,000	54,519
	Swedbank AB	2.553%	3/28/19	55,000	54,515
	Swedbank AB	2.553%	3/29/19	11,000	10,902
3,4	Toronto-Dominion Bank	2.544%	12/5/18	150,000	150,002
3	Toronto-Dominion Bank	2.450%	1/18/19	350,000	348,848
3	Toronto-Dominion Bank	2.470%	1/24/19	200,000	199,246
3,4	Toronto-Dominion Bank	2.465%	3/25/19	300,000	299,964
3,4	Toronto-Dominion Bank	2.603%	6/19/19	200,000	199,996
3,4	Toronto-Dominion Bank	2.525%	8/9/19	140,000	139,882
3,4	Toronto-Dominion Bank	2.524%	9/10/19	150,000	149,847
3,4	Westpac Banking Corp.	2.570%	5/21/19	200,000	199,994
3,4	Westpac Banking Corp.	2.618%	6/12/19	232,000	232,009
3,4	Westpac Banking Corp.	2.614%	6/13/19	97,000	97,004
3,4	Westpac Banking Corp.	2.535%	7/26/19	115,000	114,930
3,4	Westpac Banking Corp.	2.514%	9/13/19	172,500	172,295
3,4	Westpac Banking Corp.	2.513%	9/19/19	130,000	129,851
3,4	Westpac Banking Corp.	2.637%	10/28/19	99,000	98,999
3,4	Westpac Banking Corp.	2.630%	11/8/19	150,000	149,928
					14,295,012
Foreign Governments (3.8%)
3	Alberta (Province Of)	2.449%	1/8/19	32,400	32,313
3	Alberta (Province Of)	2.439%	1/10/19	34,750	34,652
3	Alberta (Province Of)	2.419%–2.429%	1/22/19	44,750	44,584
3	Alberta (Province Of)	2.808%–2.819%	5/1/19	57,500	56,820
	BNG Bank NV	2.211%	12/4/18	819,000	818,795
3	CDP Financial Inc.	2.407%	1/10/19	96,000	95,731
3	CDP Financial Inc.	2.399%	2/1/19	27,250	27,130
3	CDP Financial Inc.	2.818%	5/1/19	97,000	95,853
7	CPPIB Capital Inc.	2.378%	1/7/19	69,000	68,825
7	CPPIB Capital Inc.	2.378%	1/9/19	34,500	34,408
7	CPPIB Capital Inc.	2.410%	1/22/19	68,500	68,255
	Export Development Canada	2.400%	1/3/19	33,000	32,926
	Export Development Canada	2.390%	1/4/19	66,250	66,098
	Export Development Canada	2.401%	1/8/19	33,000	32,916
	Export Development Canada	2.585%	4/2/19	183,000	181,377
	Export Development Canada	2.640%	5/1/19	75,750	74,897
	Export Development Canada	2.640%	5/2/19	21,000	20,762
	Export Development Canada	2.640%	5/3/19	10,500	10,380
7	Ontario Teachers’ Finance Trust	2.473%	2/8/19	12,000	11,940
7	Ontario Teachers’ Finance Trust	2.475%	2/15/19	55,486	55,180
7	Ontario Teachers’ Finance Trust	2.502%	3/18/19	16,500	16,368
7	Ontario Teachers’ Finance Trust	2.585%	3/27/19	50,000	49,560
7	Ontario Teachers’ Finance Trust	2.589%	4/8/19	30,100	29,804
7	PSP Capital Inc.	2.221%	12/4/18	50,000	49,987
7	PSP Capital Inc.	2.410%	1/22/19	51,000	50,814
3	State of the Netherlands	2.201%	12/4/18	160,500	160,462
					2,220,837

Foreign Industrial (0.7%)
3	Nestle Capital Corp.	2.389%	12/11/18	81,000	80,947
3	Nestle Capital Corp.	2.583%	4/4/19	50,000	49,551
3	Nestle Capital Corp.	2.583%	4/8/19	98,000	97,149
3	Total Capital SA	2.200%	12/3/18	128,000	127,977
	Toyota Credit Canada Inc.	2.918%	6/10/19	16,000	15,753
	Toyota Credit Canada Inc.	2.919%	6/11/19	16,000	15,752
					387,129
Industrial (1.1%)
3	Apple Inc.	2.221%	12/4/18	32,000	31,992
3	Apple Inc.	2.241%	12/10/18	47,500	47,470
3	Apple Inc.	2.280%	12/11/18	89,500	89,438
3	Apple Inc.	2.345%–2.355%	1/8/19	99,750	99,498
3	Apple Inc.	2.346%	1/23/19	35,750	35,623
3	Apple Inc.	2.357%	1/28/19	65,750	65,494
3	Colgate-Palmolive Co.	2.231%	12/3/18	19,000	18,996
	Exxon Mobil Corp.	2.231%	12/3/18	59,000	58,989
3	Kimberly-Clark Corp	2.221%	12/6/18	26,000	25,990
3	Novartis Finance Corp.	2.241%	12/5/18	20,000	19,994
3	The Coca-Cola Co.	2.267%	12/5/18	17,750	17,745
3	Walmart Inc.	2.180%	12/3/18	23,500	23,495
3	Walmart Inc.	2.231%–2.282%	12/4/18	48,000	47,987
3	Walmart Inc.	2.231%	12/5/18	36,000	35,988
					618,699
Total Commercial Paper (Cost $17,901,761)					17,899,528
Certificates of Deposit (29.7%)
Domestic Banks (4.7%)
	Citibank NA	2.490%	2/4/19	50,000	49,980
4	HSBC Bank USA NA	2.554%	12/4/18	100,250	100,251
4	HSBC Bank USA NA	2.735%	1/22/19	98,500	98,538
4	HSBC Bank USA NA	2.654%	2/4/19	182,500	182,562
4	HSBC Bank USA NA	2.470%	3/21/19	25,000	25,000
4	HSBC Bank USA NA	2.459%	4/1/19	132,250	132,250
4	State Street Bank & Trust Co.	2.553%	4/18/19	200,000	199,996
4	State Street Bank & Trust Co.	2.607%	5/2/19	398,000	398,052
4	US Bank National Assn.	2.595%	6/24/19	300,000	299,994
	Wells Fargo Bank NA	2.400%	12/3/18	150,000	150,002
4	Wells Fargo Bank NA	2.547%	12/10/18	350,000	350,007
4	Wells Fargo Bank NA	2.464%	2/4/19	300,000	299,982
4	Wells Fargo Bank NA	2.506%	4/15/19	100,000	99,983
4	Wells Fargo Bank NA	2.575%	5/1/19	278,000	278,019
4	Wells Fargo Bank NA	2.575%	5/2/19	72,000	72,005
					2,736,621
Eurodollar Certificates of Deposit (0.1%)
	National Australia Bank Ltd.	2.400%	2/28/19	48,000	47,959

Yankee Certificates of Deposit (24.9%)
4	Australia & New Zealand Banking Group, Ltd. (New York Branch)	2.582%	8/15/19	16,000	15,994
4	Australia & New Zealand Banking Group, Ltd. (New York Branch)	2.582%	8/19/19	33,000	32,987
4	Australia & New Zealand Banking Group, Ltd. (New York Branch)	2.612%	11/15/19	48,000	47,976
	Bank of Montreal (Chicago Branch)	2.380%	12/21/18	91,000	91,003
4	Bank of Montreal (Chicago Branch)	2.557%	1/2/19	200,000	200,022
	Bank of Montreal (Chicago Branch)	2.440%	1/25/19	150,000	149,996

4	Bank of Montreal (Chicago Branch)	2.485%	1/25/19	250,000	250,010
4	Bank of Montreal (Chicago Branch)	2.484%	3/4/19	225,000	224,964
4	Bank of Montreal (Chicago Branch)	2.466%	3/7/19	15,000	14,997
4	Bank of Montreal (Chicago Branch)	2.473%	4/17/19	200,000	199,934
4	Bank of Montreal (Chicago Branch)	2.495%	5/9/19	175,000	174,905
4	Bank of Nova Scotia (Houston Branch)	2.540%	12/21/18	140,000	140,001
4	Bank of Nova Scotia (Houston Branch)	2.464%	4/10/19	82,500	82,472
4	Bank of Nova Scotia (Houston Branch)	2.605%	6/26/19	191,000	190,996
4	Canadian Imperial Bank of Commerce (New York Branch)	2.452%	3/19/19	200,000	199,966
4	Commonwealth Bank of Australia (New York Branch)	2.446%	3/7/19	33,000	32,989
4	Commonwealth Bank of Australia (New York Branch)	2.455%	4/9/19	33,000	32,985
4	Commonwealth Bank of Australia (New York Branch)	2.576%	5/23/19	80,000	79,994
4	Commonwealth Bank of Australia (New York Branch)	2.535%	9/24/19	72,000	71,940
4	Commonwealth Bank of Australia (New York Branch)	2.582%	10/18/19	75,000	74,966
4	Cooperatieve Rabobank UA	2.553%	5/20/19	84,000	83,998
4	Cooperatieve Rabobank UA	2.579%	6/3/19	64,000	64,000
4	Cooperatieve Rabobank UA	2.580%	6/17/19	128,000	127,997
4	Cooperatieve Rabobank UA	2.617%	6/28/19	32,000	32,000
	Credit Suisse AG (New York Branch)	2.790%	3/4/19	219,000	219,289
	Credit Suisse AG (New York Branch)	2.790%	3/5/19	231,000	231,310
	DNB Bank ASA (New York Branch)	2.200%	12/4/18	200,000	199,998
4	DNB Bank ASA (New York Branch)	2.492%	1/17/19	250,000	250,025
4	DNB Bank ASA (New York Branch)	2.492%	1/18/19	150,000	150,015
	DNB Bank ASA (New York Branch)	2.690%	2/27/19	250,000	249,977
4	DNB Bank ASA (New York Branch)	2.434%	3/11/19	250,000	249,997
	KBC Bank NV (New York Branch)	2.200%	12/4/18	1,073,000	1,072,989
	MUFG Bank Ltd. (New York Branch)	2.320%	12/10/18	300,000	300,006
	MUFG Bank Ltd. (New York Branch)	2.320%	12/19/18	200,000	200,006
	MUFG Bank Ltd. (New York Branch)	2.650%	2/22/19	150,000	149,972
	MUFG Bank Ltd. (New York Branch)	2.720%	3/13/19	51,000	50,988
	MUFG Bank Ltd. (New York Branch)	2.720%	3/19/19	350,000	349,895
	Natixis (New York Branch)	2.200%	12/3/18	1,080,000	1,080,000
4	Nordea Bank AB (New York Branch)	2.495%	2/25/19	241,250	241,274
4	Nordea Bank AB (New York Branch)	2.449%	4/1/19	250,000	250,000
4	Nordea Bank AB (New York Branch)	2.477%	5/15/19	250,000	249,995
4	Royal Bank of Canada (New York Branch)	2.566%	1/7/19	250,000	250,035
4	Royal Bank of Canada (New York Branch)	2.454%	3/4/19	250,000	249,947
4	Royal Bank of Canada (New York Branch)	2.449%	4/1/19	250,000	249,915
4	Royal Bank of Canada (New York Branch)	2.555%	4/23/19	250,000	249,975
4	Royal Bank of Canada (New York Branch)	2.504%	6/12/19	150,000	149,910
4	Royal Bank of Canada (New York Branch)	2.524%	9/11/19	150,000	149,834
4	Royal Bank of Canada (New York Branch)	2.513%	9/17/19	125,000	124,858
4	Royal Bank of Canada (New York Branch)	2.534%	10/4/19	75,000	74,911
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.540%	12/21/18	300,000	300,015
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.423%	3/18/19	34,750	34,742
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.457%	4/8/19	49,000	48,987
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.474%	4/12/19	19,000	18,996

4	Skandinaviska Enskilda Banken AB (New York Branch)	2.446%	4/15/19	69,000	68,981
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.465%	5/9/19	150,000	149,946
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.575%	6/10/19	300,000	299,997
4	Skandinaviska Enskilda Banken AB (New York Branch)	2.629%	7/1/19	200,000	200,000
4	Sumitomo Mitsui Banking Corp. (New York Branch)	2.437%	1/8/19	150,000	149,996
4	Sumitomo Mitsui Banking Corp. (New York Branch)	2.434%	1/10/19	175,000	174,996
4	Sumitomo Mitsui Banking Corp. (New York Branch)	2.503%	2/19/19	100,000	100,004
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.760%	3/5/19	105,000	104,994
4	Svenska HandelsBanken AB (New York Branch)	2.530%	12/21/18	91,000	91,002
4	Svenska HandelsBanken AB (New York Branch)	2.567%	12/28/18	200,000	200,012
4	Svenska HandelsBanken AB (New York Branch)	2.507%	2/28/19	250,000	249,980
4	Svenska HandelsBanken AB (New York Branch)	2.449%	4/1/19	200,000	199,952
4	Svenska HandelsBanken AB (New York Branch)	2.473%	6/18/19	83,000	82,944
4	Svenska HandelsBanken AB (New York Branch)	2.605%	6/26/19	100,000	99,998
4	Svenska HandelsBanken AB (New York Branch)	2.618%	8/6/19	200,000	199,998
4	Svenska HandelsBanken AB (New York Branch)	2.639%	11/13/19	100,000	99,994
4	Svenska HandelsBanken AB (New York Branch)	2.641%	11/20/19	100,000	99,997
	Swedbank AB (New York Branch)	2.200%	12/4/18	200,000	199,998
	Swedbank AB (New York Branch)	2.200%	12/5/18	799,000	798,992
4	Swedbank AB (New York Branch)	2.486%	5/15/19	225,000	224,944
4	Swedbank AB (New York Branch)	2.605%	7/25/19	200,000	199,996
	Toronto-Dominion Bank (New York Branch)	2.500%	1/7/19	80,000	80,003
4	Westpac Banking Corp. (New York Branch)	2.544%	1/10/19	37,000	37,003
4	Westpac Banking Corp. (New York Branch)	2.570%	2/21/19	200,000	200,018
4,7	Westpac Banking Corp. (New York Branch)	2.511%	9/20/19	125,000	124,855
					14,453,553
Total Certificates of Deposit (Cost $17,238,927)					17,238,133
Other Notes (0.9%)
4	Bank of America NA	2.464%	4/4/19	83,250	83,248
4	Bank of America NA	2.494%	4/11/19	78,000	77,999
4	Bank of America NA	2.476%	5/7/19	50,000	50,000
4	Bank of America NA	2.477%	5/8/19	50,000	50,023
4	Bank of America NA	2.579%	5/10/19	97,000	97,000
4	Bank of America NA	2.567%	5/15/19	64,000	63,999
4	Bank of America NA	2.599%	6/4/19	97,000	97,010
Total Other Notes (Cost $519,250)					519,279
Taxable Municipal Bonds (0.1%)
8	Greene County GA Development Authority Revenue VRDO	2.260%	12/7/18	3,750	3,750
7	Los Angeles CA Department of Water & Power Revenue TOB VRDO	2.310%	12/7/18	16,000	16,000
7	Massachusetts Transportation Fund Revenue TOB VRDO	2.310%	12/7/18	16,000	16,000
8	New York State Housing Finance Agency Housing Revenue VRDO	2.270%	12/7/18	9,000	9,000
7	Seattle WA Municipal Light & Power Revenue TOB VRDO	2.310%	12/7/18	16,000	16,000
Total Taxable Municipal Bonds (Cost $60,750)					60,750

Total Investments (100.0%) (Cost $57,982,103)	57,982,099
Other Assets and Liabilities-Net (0.0%)	17,987
Net Assets (100%)	58,000,086

1     Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2     The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3     Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”  At November 30, 2018, the aggregate value of these securities was $12,982,176,000, representing 22.4% of net assets.

4     Adjustable-rate security based upon 1-month USD LIBOR plus spread.

5     Adjustable-rate security based upon 1-Week USD LIBOR plus pread.

6     Adjustable-rate security based upon 3-month USD LIBOR plus spread.

7     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $607,996,000, representing 1.0% of net assets.

8     Scheduled principal and interest payments are guaranteed by bank letter of credit.

TOB—Tender Option Bond.

VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments (unaudited)

As of November 30, 2018

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (102.3%)
Alabama (1.0%)
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	1.730%	12/7/18	LOC	15,000	15,000
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	1.730%	12/7/18	LOC	6,000	6,000
						21,000
Alaska (2.5%)
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.690%	12/7/18		19,395	19,395
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.690%	12/7/18		15,600	15,600
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.730%	12/7/18		3,500	3,500
	Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	1.700%	12/3/18		10,800	10,800
						49,295
Arizona (1.2%)
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.710%	12/7/18	LOC	17,220	17,220
1	Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	1.790%	12/7/18		7,350	7,350
						24,570
California (1.7%)
	California Infrastructure & Economic Development Bank Revenue (Pacific Gas & Electric Co.) VRDO	2.060%	12/3/18	LOC	9,400	9,400
	California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	2.050%	12/3/18	LOC	13,900	13,900
	Los Angeles CA TRAN	4.000%	6/27/19		10,000	10,131
						33,431
Colorado (3.4%)
	Colorado General Fund Revenue	5.000%	6/26/19		11,350	11,551
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.720%	12/7/18		5,700	5,700
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.720%	12/7/18		5,465	5,465
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.720%	12/7/18		18,230	18,230
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.690%	12/7/18		4,075	4,075
1	University of Colorado Enterprise System Revenue TOB VRDO	1.720%	12/7/18	LOC	22,500	22,500
						67,521

Connecticut (0.5%)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.700%	12/7/18	LOC	9,200	9,200

District of Columbia (0.7%)
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.720%	12/7/18		5,935	5,935
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	1.710%	12/3/18	LOC	7,990	7,990
						13,925
Florida (4.6%)
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.720%	12/7/18		5,000	5,000
	Miami-Dade County FL Seaport Revenue VRDO	1.690%	12/7/18	LOC	34,800	34,800
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.790%	12/7/18		11,735	11,735
1	Orange County FL School Board COP TOB VRDO	1.790%	12/7/18		7,500	7,500
1	Orange County FL School Board COP TOB VRDO	1.790%	12/7/18		3,750	3,750
	Orlando FL Utility Commission Utility System Revenue VRDO	1.720%	12/7/18		13,200	13,200
	Orlando FL Utility Commission Utility System Revenue VRDO	1.720%	12/7/18		5,600	5,600
	Orlando FL Utility Commission Utility System Revenue VRDO	1.720%	12/7/18		4,600	4,600
	Palm Beach County FL School District TANS	3.000%	8/30/19		5,000	5,036
						91,221
Georgia (3.0%)
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.720%	12/7/18		8,015	8,015
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.690%	12/7/18	LOC	7,100	7,100
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) VRDO	1.680%	12/7/18		15,600	15,600
1	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	1.720%	12/7/18	(Prere.)	17,615	17,615
	Private Colleges & Universities Authority GA	1.790%	1/23/19		5,000	5,000
1	Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	1.720%	12/7/18		6,000	6,000
						59,330
Illinois (5.0%)
	Illinois Development Finance Authority Revenue (Chicago Horticultural Society) VRDO	1.680%	12/7/18	LOC	16,000	16,000
	Illinois Finance Authority Revenue (Bradley University) VRDO	1.670%	12/7/18	LOC	12,600	12,600
	Illinois Finance Authority Revenue (Bradley University) VRDO	1.670%	12/7/18	LOC	10,000	10,000
	Illinois Finance Authority Revenue (Illinois College) VRDO	1.680%	12/7/18	LOC	4,915	4,915
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.680%	12/7/18		2,055	2,055

	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.680%	12/7/18		12,750	12,750
	Illinois Finance Authority Revenue (Northwestern University) VRDO	1.720%	12/7/18		20,100	20,100
	Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.720%	12/3/18	LOC	10,000	10,000
	Illinois Finance Authority Revenue (University of Chicago) VRDO	1.680%	12/7/18		8,096	8,096
	Illinois Toll Highway Authority Revenue VRDO	1.700%	12/7/18		3,600	3,600
						100,116
Indiana (0.8%)
	Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.700%	12/7/18	LOC	8,340	8,340
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	1.700%	12/7/18		7,000	7,000
						15,340
Louisiana (2.3%)
	East Baton Rouge Parish LA Sales Tax Revenue VRDO	1.740%	12/7/18	LOC	36,180	36,180
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.730%	12/7/18	LOC	10,000	10,000
						46,180
Maryland (0.3%)
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System) VRDO	1.650%	12/7/18	LOC	6,350	6,350

Massachusetts (2.8%)
	Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	1.690%	12/7/18	LOC	19,130	19,130
	Massachusetts GO	4.000%	5/23/19		5,000	5,051
	Massachusetts GO	4.000%	6/20/19		5,240	5,301
1	Massachusetts GO TOB VRDO	1.710%	12/7/18		6,000	6,000
2	Massachusetts GO VRDO	1.710%	12/7/18		20,000	20,000
						55,482
Michigan (2.4%)
	Michigan Building Authority Revenue VRDO	1.690%	12/7/18	LOC	19,225	19,225
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.720%	12/7/18	LOC	15,700	15,700
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.760%	12/7/18		9,300	9,300
	Oakland University of Michigan Revenue VRDO	1.690%	12/7/18	LOC	2,850	2,850
						47,075
Minnesota (1.5%)
	Hennepin MN GO VRDO	1.670%	12/7/18		15,900	15,900
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	1.740%	12/3/18	LOC	8,800	8,800
	Minnesota Higher Education Facilities Authority Revenue (Concordia University St. Paul) VRDO	1.710%	12/3/18	LOC	5,000	5,000
						29,700

Mississippi (3.4%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.710%	12/3/18		14,410	14,410
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.710%	12/3/18		25,800	25,800
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.710%	12/3/18		12,000	12,000
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) VRDO	1.710%	12/7/18		14,825	14,825
						67,035
Missouri (3.5%)
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	1.740%	12/3/18		26,955	26,955
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) VRDO	1.660%	12/7/18		7,870	7,870
	Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	1.700%	12/3/18	LOC	15,660	15,660
1	North Kansas City MO School District GO TOB VRDO	1.720%	12/3/18		19,900	19,900
						70,385
Multiple States (5.9%)
3	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.710%	12/7/18	LOC	9,905	9,905
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.770%	12/7/18	LOC	25,000	25,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.740%	12/7/18	LOC	10,000	10,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.780%	12/7/18	LOC	20,000	20,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.770%	12/7/18		21,500	21,500
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.770%	12/7/18	LOC	31,500	31,500
						117,905
Nevada (0.9%)
	Clark County NV Airport Improvement Revenue VRDO	1.650%	12/7/18	LOC	3,640	3,640
	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.700%	12/7/18	LOC	13,900	13,900
						17,540

New Jersey (0.1%)
1	Rutgers State University New Jersey Revenue TOB VRDO	1.700%	12/7/18		1,000	1,000

New Mexico (0.6%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	1.740%	12/3/18		12,540	12,540

New York (17.5%)
1	Battery Park City Authority New York Revenue TOB VRDO	1.780%	12/3/18	LOC	32,385	32,385
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.720%	12/7/18	LOC	2,280	2,280
	New York City NY GO VRDO	1.730%	12/3/18		170	170
	New York City NY GO VRDO	1.730%	12/3/18	LOC	2,100	2,100
	New York City NY GO VRDO	1.740%	12/3/18		3,000	3,000
	New York City NY GO VRDO	1.740%	12/3/18	LOC	1,700	1,700
	New York City NY GO VRDO	1.740%	12/3/18	LOC	9,100	9,100
	New York City NY GO VRDO	1.700%	12/7/18	LOC	6,200	6,200
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West Street) VRDO	1.650%	12/7/18	LOC	12,050	12,050
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.650%	12/7/18	LOC	41,600	41,600
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.780%	12/3/18	LOC	7,400	7,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.710%	12/3/18		13,045	13,045
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.710%	12/3/18		5,545	5,545
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.710%	12/3/18		4,300	4,300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.730%	12/3/18		8,500	8,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.730%	12/3/18		5,800	5,800
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.710%	12/7/18		9,185	9,185
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.700%	12/7/18		3,000	3,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.710%	12/3/18		16,430	16,430
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	12/3/18		4,000	4,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	12/3/18		3,600	3,600
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.760%	12/3/18		13,200	13,200

1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.710%	12/7/18		3,505	3,505
	New York Metropolitan Transportation Authority Revenue VRDO	1.670%	12/7/18	LOC	29,462	29,462
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.690%	12/7/18	LOC	6,485	6,485
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.700%	12/7/18	LOC	5,000	5,000
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.690%	12/7/18	LOC	28,990	28,990
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.690%	12/7/18		10,000	10,000
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	12/7/18	LOC	16,700	16,700
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.750%	12/7/18	LOC	20,000	20,000
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.700%	12/7/18		8,290	8,290
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.710%	12/7/18		15,190	15,190
						348,212
North Carolina (2.6%)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.700%	12/7/18		31,000	31,000
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	1.660%	12/7/18		20,000	20,000
1	Raleigh NC Combined Enterprise System Revenue TOB VRDO PUT	1.710%	12/3/18		500	500
						51,500
Ohio (4.4%)
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.680%	12/7/18		11,700	11,700
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.700%	12/7/18		4,150	4,150
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.690%	12/7/18	LOC	5,130	5,130
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.690%	12/7/18	LOC	4,855	4,855
	Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	1.680%	12/7/18	LOC	2,710	2,710
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	1.730%	12/7/18		4,500	4,500
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.680%	12/7/18	LOC	1,375	1,375
1	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	1.720%	12/7/18	(Prere.)	10,400	10,400
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.660%	12/7/18		10,905	10,905

	Ohio State University General Receipts Revenue VRDO	1.720%	12/7/18		31,600	31,600
						87,325
Oregon (0.2%)
	Oregon Facilities Authority Revenue (PeaceHealth) VRDO	1.700%	12/3/18	LOC	5,100	5,100

Pennsylvania (5.1%)
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.710%	12/3/18		19,500	19,500
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	18,950	18,950
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.780%	12/3/18	LOC	23,300	23,300
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.720%	12/7/18	LOC	6,000	6,000
	Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.) VRDO	1.720%	12/1/18		1,700	1,700
	Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.650%	12/7/18	LOC	16,485	16,485
	Haverford Township PA School District GO VRDO	1.690%	12/7/18	LOC	1,970	1,970
	Philadelphia PA Gas Works Revenue VRDO	1.650%	12/7/18	LOC	13,300	13,300
						101,205
South Carolina (0.5%)
	Spartanburg SC School District BANS	5.000%	11/15/19		10,000	10,281

Tennessee (3.9%)
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.730%	12/3/18	LOC	15,835	15,835
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.720%	12/3/18		16,135	16,135
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.730%	12/3/18	LOC	715	715
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.730%	12/3/18	LOC	20,080	20,080
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.730%	12/3/18	LOC	1,000	1,000
	Shelby County TN GO VRDO	1.720%	12/7/18		24,300	24,300
						78,065
Texas (11.6%)
	Austin TX Hotel Occupancy Tax Revenue VRDO	1.750%	12/7/18	LOC	8,665	8,665
1	Conroe TX Independent School District GO TOB VRDO	1.710%	12/3/18		2,000	2,000
1	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.720%	12/7/18		6,620	6,620

	Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	1.690%	12/3/18		11,200	11,200
	Gulf Coast TX Waste Disposal Authority Revenue (Exxon Mobil Corp.) VRDO	1.710%	12/3/18		20,000	20,000
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	1.780%	12/3/18	LOC	9,100	9,100
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.790%	12/3/18		5,500	5,500
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.790%	12/3/18		30,760	30,760
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	1.700%	12/7/18		16,530	16,530
	Houston TX Utility System Revenue VRDO	1.720%	12/7/18	LOC	9,950	9,950
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.700%	12/7/18		13,100	13,100
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.720%	12/7/18		5,000	5,000
	San Antonio TX Water Revenue CP	1.720%	12/6/18		20,000	20,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) VRDO	1.740%	12/3/18	LOC	9,850	9,850
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	1.690%	12/3/18	LOC	6,400	6,400
	Texas GO VRDO	1.750%	12/7/18		10,000	10,000
	Texas Revenue	4.000%	8/29/19		40,000	40,601
	University of Texas System Revenue Financing System Revenue CP	1.750%	12/6/18		5,000	5,000
						230,276
Utah (2.4%)
	Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	1.680%	12/7/18	LOC	21,680	21,680
	Murray UT Hospital Revenue (IHC Health Services) VRDO	1.720%	12/3/18		26,390	26,390
						48,070
Virginia (1.4%)
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	1.700%	12/7/18		10,400	10,400
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group) VRDO	1.710%	12/3/18	LOC	4,900	4,900
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/19		11,700	11,836
						27,136
Washington (1.2%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	1.690%	12/7/18		5,195	5,195
1	King County WA Sewer Revenue TOB VRDO	1.720%	12/7/18		8,105	8,105
1	Seattle WA Drain and Wastewater Revenue TOB PUT	1.720%	12/3/18		9,900	9,900
						23,200

West Virginia (0.2%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	1.760%	12/7/18	LOC	4,850	4,850

Wisconsin (2.9%)
Milwaukee WI Revenue	4.000%	9/30/19	5,000	5,081
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	1.720%	12/3/18	40,000	40,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.720%	12/7/18	13,500	13,500
58,581
Wyoming (0.3%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.710%	12/3/18	6,000	6,000
Total Investments (102.3%) (Cost $2,035,946)	2,035,942
Other Assets and Liabilities-Net (-2.3%)	(45,802)
Net Assets (100%)	1,990,140

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $501,365,000, representing 25.2% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.
3

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Municipal Cash Management Fund

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Municipal Cash Management Fund

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2018, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Item 2: Controls and Procedures

(a)  Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)  Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2019

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.